CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements of post-employment benefits
Opening balance	$ 8,286,355	$ 8,157,745
Service costs	957,593	1,727,905
Interest costs	565,167	300,755
Net actuarial losses	271,045	(530,059)
Benefits paid	(664,619)	(1,369,991)
Total	$ 9,415,541	$ 8,286,355